DUE FROM RELATED PARTIES (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Common stock value	$ 64,662,568	$ 64,197,068
Accrued interest	7,657
Lifschultz Enterprise Company LLC
Common stock value	462,471,800	462,471,800
Accrued interest	72,256	38,612
Note receivable	$ 220,139	$ 214,375